Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade and other payables [Abstract]
V.A.T	$ 6,718	$ 852
Trade payables	83,991	69,142
Payables to LGI	15,000	29,509
Customer advance payments		6,300
Other short-term advance payments	0	9,000
Staff costs to be paid	13,219	12,049
Royalties to be paid	6,294	6,238
Taxes and other debts to be paid	6,795	4,670
To be paid to co-venturers	4,803	8,449
Total trade and other payables	136,820	146,209
Current	131,345	131,420
Non current	$ 5,475	$ 14,789